Short-Term Investments	12 Months Ended
Mar. 31, 2023
Disclosure of Short Term Investments Explanatory [Abstract]
SHORT-TERM INVESTMENTS
8.	SHORT-TERM INVESTMENTS

As at March 31, 2023, short-term investments consist of the following:

	Amount	Interest rates	Maturity
Bonds	$3,802	5.50% - 13.00%	January 25, 2023 - January 16, 2025
Money market instruments	53,829
	$57,631

During the year ended March 31, 2023, the Company recorded impairment charges of $2.9 million against bond investments issued by some Chinese real estate developing companies and one Swiss financial institution as the Company noted financial difficulty of the bond issuers. The impairment charge was included in finance costs on the consolidated statements of income.

As at March 31, 2023, the carrying value and face value of the bond investments that were impaired was $2.3 million and $15.2 million, respectively.

As at March 31, 2022, short-term investments consist of the following:

	Amount	Interest rates	Maturity
Bonds	$9,168	5.50% - 13.00%	April 9, 2022 - January 16, 2025
Money market instruments	90,455
	$99,623

As at March 31, 2022, the carrying value and face value of the bond investments that were impaired was $1.8 million and $11.2 million, respectively.